Shareholder Report, Holdings (Details)	Jun. 30, 2024
Roundhill Alerian LNG ETF | Cheniere Energy, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	15.40%
Roundhill Alerian LNG ETF | Woodside Energy Group Ltd. [Member]
Holdings [Line Items]
Percent of Total Investments	14.50%
Roundhill Alerian LNG ETF | Santos Ltd. [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%
Roundhill Alerian LNG ETF | Qatar Gas Transport Co. Ltd. [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
Roundhill Alerian LNG ETF | Golar LNG Ltd. [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
Roundhill Alerian LNG ETF | Tokyo Electric Power Co. Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
Roundhill Alerian LNG ETF | New Fortress Energy, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
Roundhill Alerian LNG ETF | NextDecade Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
Roundhill Alerian LNG ETF | Korea Gas Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
Roundhill Alerian LNG ETF | ENN Energy Holdings Ltd. [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
Roundhill Alerian LNG ETF | Cash & Other [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
Roundhill Alerian LNG ETF | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	73.40%
Roundhill Alerian LNG ETF | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	14.70%
Roundhill Alerian LNG ETF | Industrial [Member]
Holdings [Line Items]
Percent of Total Investments	11.60%
Roundhill Alerian LNG ETF | Cash & Other [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
Roundhill Alerian LNG ETF | Pipelines [Member]
Holdings [Line Items]
Percent of Total Investments	37.30%
Roundhill Alerian LNG ETF | Oil & Gas [Member]
Holdings [Line Items]
Percent of Total Investments	36.10%
Roundhill Alerian LNG ETF | Transportation [Member]
Holdings [Line Items]
Percent of Total Investments	11.60%
Roundhill Alerian LNG ETF | Gas [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
Roundhill Alerian LNG ETF | Electric [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%
Roundhill Ball Metaverse ETF | ROBLOX Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
Roundhill Ball Metaverse ETF | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%
Roundhill Ball Metaverse ETF | CI Galaxy Ethereum ETF [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
Roundhill Ball Metaverse ETF | Meta Platforms, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
Roundhill Ball Metaverse ETF | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
Roundhill Ball Metaverse ETF | Unity Software, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
Roundhill Ball Metaverse ETF | Sony Group Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
Roundhill Ball Metaverse ETF | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
Roundhill Ball Metaverse ETF | Alphabet, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
Roundhill Ball Metaverse ETF | Mount Vernon Liquid Assets Portfolio, LLC [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%	[1]
Roundhill Ball Metaverse ETF | Cash & Other [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%
Roundhill Ball Metaverse ETF | Technology [Member]
Holdings [Line Items]
Percent of Total Investments	58.20%
Roundhill Ball Metaverse ETF | Communications [Member]
Holdings [Line Items]
Percent of Total Investments	25.20%
Roundhill Ball Metaverse ETF | Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
Roundhill Ball Metaverse ETF | Financial [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
Roundhill Ball Metaverse ETF | Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
Roundhill Ball Metaverse ETF | Cash & Other [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%
Roundhill Ball Metaverse ETF | Software [Member]
Holdings [Line Items]
Percent of Total Investments	29.80%
Roundhill Ball Metaverse ETF | Internet [Member]
Holdings [Line Items]
Percent of Total Investments	22.90%
Roundhill Ball Metaverse ETF | Semiconductors [Member]
Holdings [Line Items]
Percent of Total Investments	20.60%
Roundhill Ball Metaverse ETF | Computers [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%
Roundhill Ball Metaverse ETF | Home Furnishings [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
Roundhill Ball Metaverse ETF | Toys/Games/Hobbies [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
Roundhill Ball Metaverse ETF | Media [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
Roundhill Ball Metaverse ETF | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
Roundhill Ball Metaverse ETF | Apparel [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
Roundhill Cannabis ETF | United States Treasury Bill [Member]
Holdings [Line Items]
Percent of Total Investments	90.40%
Roundhill Cannabis ETF | First American Government Obligations Fund [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%
Roundhill Cannabis ETF | Curaleaf Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
Roundhill Cannabis ETF | CRESCO LABS INC-SUBORDINATE SWAP [Member]
Holdings [Line Items]
Percent of Total Investments	(0.10%)
Roundhill Cannabis ETF | VERANO HOLDINGS CORP SWAP [Member]
Holdings [Line Items]
Percent of Total Investments	(0.20%)
Roundhill Cannabis ETF | TRULIEVE CANNABIS CORP SWAP [Member]
Holdings [Line Items]
Percent of Total Investments	(0.20%)
Roundhill Cannabis ETF | GREEN THUMB INDUSTRIES INC SWAP [Member]
Holdings [Line Items]
Percent of Total Investments	(0.30%)
Roundhill Cannabis ETF | CURALEAF HOLDINGS INC SWAP [Member]
Holdings [Line Items]
Percent of Total Investments	(0.30%)
Roundhill Cannabis ETF | Cash & Other [Member]
Holdings [Line Items]
Percent of Total Investments	95.50%
Roundhill Cannabis ETF | Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
Roundhill Cannabis ETF | Cash & Other [Member]
Holdings [Line Items]
Percent of Total Investments	95.50%
Roundhill Cannabis ETF | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
Roundhill Magnificent Seven ETF | United States Treasury Bill [Member]
Holdings [Line Items]
Percent of Total Investments	44.30%
Roundhill Magnificent Seven ETF | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	10.60%
Roundhill Magnificent Seven ETF | Tesla, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
Roundhill Magnificent Seven ETF | Meta Platforms, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
Roundhill Magnificent Seven ETF | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
Roundhill Magnificent Seven ETF | Alphabet, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
Roundhill Magnificent Seven ETF | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
Roundhill Magnificent Seven ETF | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
Roundhill Magnificent Seven ETF | First American Government Obligations Fund [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
Roundhill Magnificent Seven ETF | Cash & Other [Member]
Holdings [Line Items]
Percent of Total Investments	58.90%
Roundhill Magnificent Seven ETF | Communications [Member]
Holdings [Line Items]
Percent of Total Investments	18.60%
Roundhill Magnificent Seven ETF | Technology [Member]
Holdings [Line Items]
Percent of Total Investments	15.80%
Roundhill Magnificent Seven ETF | Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%
Roundhill Magnificent Seven ETF | Cash & Other. [Member]
Holdings [Line Items]
Percent of Total Investments	58.90%
Roundhill Magnificent Seven ETF | Internet [Member]
Holdings [Line Items]
Percent of Total Investments	18.60%
Roundhill Magnificent Seven ETF | Auto Manufacturers [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%
Roundhill Magnificent Seven ETF | Software [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
Roundhill Magnificent Seven ETF | Computers [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
Roundhill Magnificent Seven ETF | Semiconductors [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
Roundhill S&P Global Luxury ETF | Hermes International SCA [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%
Roundhill S&P Global Luxury ETF | Cie Financiere Richemont SA [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%
Roundhill S&P Global Luxury ETF | LVMH Moet Hennessy Louis Vuitton SE [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
Roundhill S&P Global Luxury ETF | Ferrari NV [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%
Roundhill S&P Global Luxury ETF | Mercedes-Benz Group AG [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
Roundhill S&P Global Luxury ETF | Marriott International Inc/MD [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
Roundhill S&P Global Luxury ETF | Hilton Worldwide Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
Roundhill S&P Global Luxury ETF | Royal Caribbean Cruises Ltd. [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
Roundhill S&P Global Luxury ETF | Kering SA [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
Roundhill S&P Global Luxury ETF | Tesla, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
Roundhill S&P Global Luxury ETF | Cash & Other [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
Roundhill S&P Global Luxury ETF | Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	87.60%
Roundhill S&P Global Luxury ETF | Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	10.70%
Roundhill S&P Global Luxury ETF | Industrial [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
Roundhill S&P Global Luxury ETF | Communications [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
Roundhill S&P Global Luxury ETF | Technology [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Roundhill S&P Global Luxury ETF | Cash & Other [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
Roundhill S&P Global Luxury ETF | Apparel [Member]
Holdings [Line Items]
Percent of Total Investments	29.90%
Roundhill S&P Global Luxury ETF | Auto Manufacturers [Member]
Holdings [Line Items]
Percent of Total Investments	20.50%
Roundhill S&P Global Luxury ETF | Retail [Member]
Holdings [Line Items]
Percent of Total Investments	17.10%
Roundhill S&P Global Luxury ETF | Lodging [Member]
Holdings [Line Items]
Percent of Total Investments	11.40%
Roundhill S&P Global Luxury ETF | Beverages [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
Roundhill S&P Global Luxury ETF | Leisure Time [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
Roundhill S&P Global Luxury ETF | Cosmetics/Personal Care [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
Roundhill S&P Global Luxury ETF | LeisureTime [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
Roundhill S&P Global Luxury ETF | Home Builders [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
Roundhill Sports Betting & iGaming ETF | Flutter Entertainment PLC [Member]
Holdings [Line Items]
Percent of Total Investments	10.60%
Roundhill Sports Betting & iGaming ETF | DraftKings, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%
Roundhill Sports Betting & iGaming ETF | Evolution AB [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
Roundhill Sports Betting & iGaming ETF | Churchill Downs, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
Roundhill Sports Betting & iGaming ETF | Kindred Group PLC [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
Roundhill Sports Betting & iGaming ETF | Betsson AB [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
Roundhill Sports Betting & iGaming ETF | Playtech PLC [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
Roundhill Sports Betting & iGaming ETF | Sportradar Group AG [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
Roundhill Sports Betting & iGaming ETF | Entain PLC [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
Roundhill Sports Betting & iGaming ETF | Mount Vernon Liquid Assets Portfolio, LLC [Member]
Holdings [Line Items]
Percent of Total Investments	10.60%	[2]
Roundhill Sports Betting & iGaming ETF | Cash & Other [Member]
Holdings [Line Items]
Percent of Total Investments	(1.80%)
Roundhill Sports Betting & iGaming ETF | Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	97.20%
Roundhill Sports Betting & iGaming ETF | Communications [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
Roundhill Sports Betting & iGaming ETF | Cash & Other [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
Roundhill Sports Betting & iGaming ETF | United States
Holdings [Line Items]
Percent of Total Investments	44.80%
Roundhill Sports Betting & iGaming ETF | Sweden
Holdings [Line Items]
Percent of Total Investments	11.90%
Roundhill Sports Betting & iGaming ETF | Ireland
Holdings [Line Items]
Percent of Total Investments	10.60%
Roundhill Sports Betting & iGaming ETF | Malta
Holdings [Line Items]
Percent of Total Investments	7.00%
Roundhill Sports Betting & iGaming ETF | Australia
Holdings [Line Items]
Percent of Total Investments	6.70%
Roundhill Sports Betting & iGaming ETF | United Kingdom
Holdings [Line Items]
Percent of Total Investments	6.80%
Roundhill Sports Betting & iGaming ETF | Isle Of Man
Holdings [Line Items]
Percent of Total Investments	4.90%
Roundhill Sports Betting & iGaming ETF | Switzerland
Holdings [Line Items]
Percent of Total Investments	4.90%
Roundhill Sports Betting & iGaming ETF | France
Holdings [Line Items]
Percent of Total Investments	4.20%
Roundhill Video Games ETF | Nintendo Co. Ltd. [Member]
Holdings [Line Items]
Percent of Total Investments	15.50%
Roundhill Video Games ETF | Electronic Arts, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%
Roundhill Video Games ETF | Take-Two Interactive Software, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
Roundhill Video Games ETF | ROBLOX Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
Roundhill Video Games ETF | AppLovin Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
Roundhill Video Games ETF | International Games System Co. Ltd. [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
Roundhill Video Games ETF | Capcom Co. Ltd. [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
Roundhill Video Games ETF | Krafton, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
Roundhill Video Games ETF | Nexon Co. Ltd. [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
Roundhill Video Games ETF | Mount Vernon Liquid Assets Portfolio, LLC [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%	[3]
Roundhill Video Games ETF | Cash & Others [Member]
Holdings [Line Items]
Percent of Total Investments	(5.90%)
Roundhill Video Games ETF | Technology [Member]
Holdings [Line Items]
Percent of Total Investments	77.10%
Roundhill Video Games ETF | Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	18.20%
Roundhill Video Games ETF | Communications [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
Roundhill Video Games ETF | Cash & Other [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
Roundhill Video Games ETF | United States
Holdings [Line Items]
Percent of Total Investments	36.60%
Roundhill Video Games ETF | Sweden
Holdings [Line Items]
Percent of Total Investments	5.30%
Roundhill Video Games ETF | Ireland
Holdings [Line Items]
Percent of Total Investments	2.60%
Roundhill Video Games ETF | United Kingdom
Holdings [Line Items]
Percent of Total Investments	1.50%
Roundhill Video Games ETF | France
Holdings [Line Items]
Percent of Total Investments	1.80%
Roundhill Video Games ETF | Japan
Holdings [Line Items]
Percent of Total Investments	39.90%
Roundhill Video Games ETF | South Korea
Holdings [Line Items]
Percent of Total Investments	13.10%
Roundhill Video Games ETF | Taiwan
Holdings [Line Items]
Percent of Total Investments	3.20%
Roundhill Video Games ETF | Poland
Holdings [Line Items]
Percent of Total Investments	1.90%

[1]
*	Investment purchased with proceeds from securities lending.

[2]
*	Investment purchased with proceeds from securities lending.

[3]
*	Investment purchased with proceeds from securities lending.